Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Thousands		Share capital	Inflation adjustment of share capital	Share premium	Legal reserve	Special reserve CNV 609/12		Other reserves	Retained earnings	Subtotal	Non-controlling interest	Total	Reserve for future dividends		Special reserve		Changes in non-controlling interest		Total other reserves
Beginning of the year at Jun. 30, 2016		$ 126,014	$ 2,334,451	$ 6,758,921	$ 93,435	$ 6,459,273	[1]	$ (47,271)	$ 31,097,927	$ 46,822,750	$ 1,842,767	$ 48,665,517					$ (47,271)		$ (47,271)
Comprehensive profit/loss for the year							[1]		(365,758)	(365,758)	(47,245)	(413,003)
Assignment of results - Shareholders' meeting of April 5, 2017							[1]		(640,894)	(640,894)		(640,894)
Assignment of results - Shareholders' meeting of October 31, 2017	[1]							818,671	(1,874,728)	(1,056,057)		(1,056,057)	818,671						818,671
Reduction of capital contribution of non-controlling interest							[1]				(137,311)	(137,311)
Incorporation by business combination (Note 4)											124,405	124,405
Changes in non-controlling interest (Note 4)							[1]				(64)	(64)
Ending of the year at Jun. 30, 2017		126,014	2,334,451	6,758,921	93,435	6,459,273	[1]	771,400	28,216,547	44,760,041	1,782,552	46,542,593	818,671				(47,271)		771,400
Comprehensive profit/loss for the year							[1]		13,730,576	13,730,576	506,807	14,237,383
Assignment of results - Shareholders' meeting of October 31, 2017							[1]	4,573,080	(5,856,573)	(1,283,493)		(1,283,493)	(818,671)	[1]	5,391,751	[1]		[1]	4,573,080	[1]
Dividends distribution to non-controlling interest							[1]				(56,629)	(56,629)
Incorporation by business combination (Note 4)											11,714	11,714
Ending of the year at Jun. 30, 2018		126,014	2,334,451	6,758,921	93,435	6,459,273	[1]	5,344,480	36,090,550	57,207,124	2,244,444	59,451,568			5,391,751		(47,271)		5,344,480
Adjustment of previous years (IFRS 9)	[2]						[1]		(28,811)	(28,811)		(28,811)
Balance as of June 30, 2018 - Adjusted		126,014	2,334,451	6,758,921	93,435	6,459,273		5,344,480	36,061,739	57,178,313	2,244,444	59,422,757			5,391,751		(47,271)		5,344,480
Comprehensive profit/loss for the year							[1]		(18,032,555)	(18,032,555)	(105,166)	(18,137,721)
Assignment of results - Shareholders' meeting of October 29, 2018	[1]							46,721,414	(47,426,373)	(704,959)		(704,959)	22,643,548		24,077,866				46,721,414
Changes in non-controlling interest (Note 4)							[1]	(38,423)		(38,423)	38,474	51					(38,423)		(38,423)
Reimbursement of dividends	[1]								32,770	32,770		32,770
Ending of the year at Jun. 30, 2019		$ 126,014	$ 2,334,451	$ 6,758,921	$ 93,435	$ 6,459,273	[1]	$ 52,027,471	$ (29,364,419)	$ 38,435,146	$ 2,177,752	$ 40,612,898	$ 22,643,548		$ 29,469,617		$ (85,694)		$ 52,027,471

[1]	See Note 16.
[2]	See Note 2.2.